Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas	The following table presents revenues by geographic areas for the six months ended March 31, 2023.
	March 31, 2023
	Sales Amount (In USD)	As % of Sales
Top 5 geographic areas:
China	$32,981,278	86.90%
US	4,174,364	11.00%
India	382,620	1.01%
United Arab Emirates	239,493	0.63%
Australia	136,288	0.36%
Other foreign countries	38,409	0.10%

The following table presents revenues by geographic areas for the six months ended March 31, 2022.
	March 31, 2022
	Sales Amount (In USD)	As % of Sales
Top 5 geographic areas:
China	$31,947,602	86.84%
US	2,724,103	7.41%
Marshall Islands	719,831	1.96%
Australia	696,049	1.89%
Taiwan	322,948	0.88%
Other foreign countries	376,808	1.02%